CAPITAL AND RESERVES - Issuance of Common Shares (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options issued and vested (in shares)	145,630	94,380
Average exercise price (in usd per share) | $ / shares	$ 28.18	$ 37.17
Value of share options exercised in share-based payment arrangement | $	$ 4,103
2012 and 2014 Share-based Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options issued and vested (in shares)		94,380	213,686
Average exercise price (in usd per share) | $ / shares		$ 37.17	$ 30.93
Value of share options exercised in share-based payment arrangement | $		$ 3,508	$ 6,612
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement | $	$ 42,989	$ 32,566	$ 20,992
Number of awards granted (in shares)	378,323	801,041	168,669
Number of awards vested (in shares)	257,079	266,300	235,392
Weighted average exercise price (in usd per share) | $ / shares	$ 167.22	$ 122.29	$ 89.18
SEU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of awards granted (in shares)		61,072
Number of awards vested (in shares)	9,924	0
Weighted average exercise price (in usd per share) | $ / shares	$ 190.43	$ 0
SEU | Directors and employees
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement | $	$ 868
Number of awards granted (in shares)	0
Number of awards vested (in shares)	4,524
Weighted average exercise price (in usd per share) | $ / shares	$ 191.76